Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Interest income (Note 28)
Loans	[1]	$ 33,925	$ 30,235	[2]
Securities	[1]	9,560	7,341	[2]
Securities borrowed or purchased under resale agreements	[1]	5,811	4,566	[2]
Deposits with banks and other	[1]	2,889	2,877	[2]
Interest income	[1]	52,185	45,019	[2]
Interest expense (Note 28)
Deposits		30,476	26,633	[2]
Securities sold short		625	408	[2]
Securities lent or sold under repurchase agreements		6,334	4,283	[2]
Subordinated indebtedness		510	458	[2]
Other		545	412	[2]
Interest expense		38,490	32,194	[2]
Net interest income		13,695	12,825	[2]
Non-interest income
Underwriting and advisory fees		707	519	[2]
Deposit and payment fees		958	924	[2]
Credit fees		1,218	1,385	[2]
Card fees		414	379	[2]
Investment management and custodial fees		1,980	1,768	[2]
Mutual fund fees		1,796	1,743	[2]
Income from insurance activities, net	[2]	356	347
Commissions on securities transactions		431	338	[2]
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		3,226	2,346	[2]
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		43	83	[2]
Foreign exchange other than trading (FXOTT)		386	360	[2]
Income from equity-accounted associates and joint ventures (Note 24)		79	30	[2]
Other		317	285	[2]
Non-interest income		11,911	10,507	[2]
Total revenue		25,606	23,332	[2]
Provision for credit losses (Note 5)		2,001	2,010	[2]
Non-interest expenses
Employee compensation and benefits		8,261	7,550	[2]
Occupancy costs		830	823	[2]
Computer, software and office equipment		2,719	2,467	[2]
Communications		362	364	[2]
Advertising and business development		344	304	[2]
Professional fees		257	245	[2]
Business and capital taxes		128	124	[2]
Other (Notes 3 and 8)		1,538	2,472	[2]
Non-interest expenses		14,439	14,349	[2]
Income before income taxes		9,166	6,973	[2]
Income taxes (Note 18)		2,012	1,934	[2]
Net income		7,154	5,039	[2]
Net income attributable to non-controlling interests		39	38	[2]
Preferred shareholders and other equity instrument holders		263	267	[2]
Common shareholders		6,852	4,734	[2]
Net income attributable to equity shareholders		$ 7,115	$ 5,001	[2]
Earnings per share (EPS) (in dollars) (Note 19)
Basic		$ 7.29	$ 5.17	[2]
Diluted		7.28	5.17	[2]
Dividends per common share (in dollars) (Note 15)		$ 3.6	$ 3.44	[2]

[1]	Interest income included $48.5 billion for the year ended October 31, 2024 (2023: $42.5 billion) calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.